Concentration and Risks (Tables)	12 Months Ended
Dec. 31, 2025
Concentration and Risks [Abstract]
Schedule of Concentration Risk

Customers who accounted for 10% or more of the Company’s revenues or with significant outstanding receivables are analysed as follows:

	Revenue for years ended December 31,			Balance as of December 31,
	2025	2024	2023	2025	2024

Customer A	-%	57%	25%	-%		-%
Customer B	-	-	-	-		28
Customer C	-	25	35	9		50
Customer D	18	-	16	12		-
Customer E	-	-	8	2		11
Customer F	-	-	5	2		11
Customer G	16	-	8	7		-
Customer H	-	12	-	-		-
Customer I	42	-	-	43		-
Customer J	12	-	-	13		-
Customer K	12	-	-	12		-

	100%	94%	97%	100%	%	100%

Suppliers who accounted for 10% or more of the Company’s purchase or with significant outstanding payable are analysed as follows:

	Purchase for years ended December 31,			Balance as of December 31,
	2024	2023	2022	2024	2023

Supplier A	-%	100%	64%	-%	-%
Supplier B	13	-	36	-	-
Supplier C	60	-	-		-
Supplier D	5	-	-	62	-
Supplier E	5	-	-	38	-

	83%	100%	100%	100%	-%